Expense Example - Federated Hermes International Leaders Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	684	966	1,269	2,127	771	1,082	1,370	2,313	316	667	1,144	2,462	181	560	964	2,095	112	350	606	1,340	105	328	569	1,259